Note C - Securities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Proceeds from Sale of Available-for-sale Securities		$ 10,550
Available-for-sale Securities, Gross Realized Gains		163
Available-for-sale Securities Pledged as Collateral	72,397	$ 59,267
Debt Securities [Member]
Proceeds from Sale of Available-for-sale Securities	$ 0		$ 0